Deutsche Banc Alex. Brown

Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.

Prime Series
Treasury Series
Tax-Free Series

Prospectus


August 1, 2000


                                 Deutsche Bank

--------------------------------------------------------------------------------

                            Deutsche Banc Alex Brown

                            CASH RESERVE FUND, INC.

P.O. Box 17250                                         Baltimore, Maryland 21203
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This mutual fund (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of shares:

o Prime Series
o Treasury Series
o Tax-Free Series

The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. This Prospectus describes the Deutsche Banc Alex. Brown Cash Reserve Shares (the "Shares") of each of the above Series.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Summary ........................................................   2
The Fund's Net Asset Value ................................................   8
How to Buy Shares .........................................................   8
How to Redeem Shares ......................................................   9
Distribution and Service Plans ............................................  10
Dividends and Taxes .......................................................  11
Investment Advisor ........................................................  11
Financial Highlights ......................................................  13

  The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2000

INVESTMENT SUMMARY: PRIME SERIES
Objective and Strategies

   The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

   The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issuer.

   In managing the Prime Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

   The Prime Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series. Risks of the Prime Series include:

   Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

   Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                                 Prime Shares*
                          For years ended December 31,

7.94%   5.69%   3.26%   2.64%   3.81%   5.53%   4.92%   4.99%   4.99%   4.65%
-----------------------------------------------------------------------------
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Prime Shares was 2.78%.

   During the 10-year period shown in the bar chart, the highest return for a quarter was 1.96% (quarter ended 6/30/90) and the lowest return for a quarter was 0.64% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1999)

                                                              Prime Shares(1)
                                                              ------------

Past One Year .............................................       4.65%
Past Five Years ...........................................       5.02%
Past Ten Years ............................................       4.83%
Since Inception ...........................................       6.61%(8/11/81)

----------

(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Prime Shares' current yield for the 7-day period ended December 31, 1999 was 5.21%. You may obtain the current 7-day yield of the Prime Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Prime Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)                        Prime Shares
                                                                    ------------
Maximum Sales Charge (Load) Imposed on Purchases ...................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ........    None
Maximum Deferred Sales Charge (Load) ...............................    None
Redemption Fee .....................................................    None

Annual Fund Operating Expenses:
   (expenses that are deducted from Prime Shares' assets)

Management Fees ....................................................    0.26%
Distribution and/or Service (12b-1) Fees ...........................    0.25%
Other Expenses (including a 0.05% Shareholder Service Fee) .........    0.15%
                                                                        ----
Total Annual Fund Operating Expenses ...............................    0.66%
                                                                        ====

Example:

   This Example is intended to help you compare the cost of investing in the Prime Shares with the cost of investing in other mutual funds.


   The Example assumes that you invest $10,000 in the Prime Shares for the time periods indicated and then redeem all of your Prime Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 year     3 years     5 years     10 years
                                     ------     -------     -------     --------

Prime Shares ......................   $67        $211         $368        $822

INVESTMENT SUMMARY: TREASURY SERIES
Objective and Strategies

   The investment objective of the Treasury Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Treasury Series invests in securities issued by the U.S. Treasury. While the Series may, to a limited extent, invest in repurchase agreements, the Advisor expects that 100% of the Series will be invested in U.S. Treasury securities.

   The Advisor also attempts to achieve the Treasury Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issue.

   In managing the Treasury Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

   The Treasury Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Treasury Series. Risks of the Treasury Series include:

   Interest Rate Risk. The primary risk of the Treasury Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than yields on other taxable investments.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                                Treasury Shares*
                          For years ended December 31,

7.57%   5.51%   3.21%   2.56%   3.57%   5.17%   4.65%   4.68%   4.54%   4.15%
-----------------------------------------------------------------------------
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Treasury Shares was 2.54%.

   During the 10-year period shown in the bar chart, the highest return for a quarter was 1.89% (quarter ended 3/31/90) and the lowest return for a quarter was 0.61% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1999)

                                                              Treasury Shares(1)
                                                              ---------------
Past One Year. ..............................................   4.15%
Past Five Year ..............................................   4.64%
Past Ten Years ..............................................   4.55%
Since Inception .............................................   6.04%(4/3/82)

(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Treasury Shares' current yield for the 7-day period ended December 31, 1999 was 4.57%. You may obtain the current 7-day yield of the Treasury Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Treasury Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)                            Treasury
                                                                         Shares
                                                                        --------
Maximum Sales Charge (Load) Imposed on Purchases .....................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..........    None
Maximum Deferred Sales Charge (Load) .................................    None
Redemption Fee .......................................................    None

Annual Fund Operating Expenses:
   (expenses that are deducted from Treasury Shares' assets)

Management Fees ......................................................   0.24%
Distribution and/or Service (12b-1) Fees .............................   0.25%
Other Expenses (including a 0.05% Shareholder Service Fee) ...........   0.17%
                                                                        ------
Total Annual Fund Operating Expenses .................................   0.66%
Less Fee Waivers .....................................................  (0.05)%*
                                                                        ------
Net Expenses .........................................................   0.61%
                                                                        ======

----------
* The Advisor has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2001 and may be extended.

Example:

   This Example is intended to help you compare the cost of investing in the Treasury Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Treasury Shares for the time periods indicated and then redeem all of your Treasury Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 year     3 years     5 years     10 years
                                     ------     -------     -------     --------

Treasury Shares ..................    $62*       $206*        $363*       $818*

----------
* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

INVESTMENT SUMMARY: TAX-FREE SERIES
Objective and Strategies

   The investment objective of the Tax-Free Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Tax-Free Series invests in high quality, short-term municipal securities. These securities include municipal notes and short-term municipal bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested.

   The Advisor also attempts to achieve the Tax-Free Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issue.

   In managing the Tax-Free Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

   The Tax-Free Series may be suitable for you if you want to receive tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Tax-Free Series. Risks of the Tax-Free Series include:

   Interest Rate Risk. The primary risk of the Tax-Free Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

   Credit Risk. It is possible that the credit rating of securities in the Tax-Free Series' investment portfolio could be downgraded or that a security could go into default.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

   Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.

                                Tax-Free Shares*
                          For years ended December 31,

     3.90%   2.39%   1.85%   2.38%   3.35%   2.89%   3.08%   2.93%   2.63%
     ---------------------------------------------------------------------
     1991    1992    1993    1994    1995    1996    1997    1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Tax-Free Shares was 1.64%.

   During the 9-year period shown in the bar chart, the highest return for a quarter was 0.97% (quarter ended 9/30/91) and the lowest return for a quarter was 0.44% (quarter ended 3/31/93).

Average Annual Total Return (for periods ended December 31, 1999)

                                                              Tax-Free Shares(1)
                                                              ---------------
Past One Year ..............................................  2.63%
Past Five Years ............................................  2.97%
Since Inception ............................................  2.81%(12/17/90)

----------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Tax-Free Shares' current yield for the 7-day period ended December 31, 1999 was 3.77%. The Tax-Free Shares' taxable-equivalent yield for the 7-day period ended December 31, 1999 was 6.36%. You may obtain the current 7-day yield of the Tax-Free Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Tax-Free Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)                            Tax-Free
                                                                         Shares
                                                                        --------

Maximum Sales Charge (Load) Imposed on Purchases ....................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .........     None
Maximum Deferred Sales Charge (Load) ................................     None
Redemption Fee ......................................................     None

Annual Fund Operating Expenses:
   (expenses that are deducted from Tax-Free Shares' assets)

Management Fees .....................................................     0.27%
Distribution and/or Service (12b-1) Fees ............................     0.25%
Other Expenses (including a 0.05% Shareholder Service Fee) ..........     0.13%
                                                                          -----
Total Annual Fund Operating Expenses ................................     0.65%
                                                                          =====

Example:

   This Example is intended to help you compare the cost of investing in the Tax-Free Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Tax-Free Shares for the time periods indicated and then redeem all of your Tax-Free Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tax-Free Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 year     3 years     5 years     10 years
                                     ------     -------     -------     --------

Tax-Free Shares ..................    $66        $208         $362        $810

THE FUND'S NET ASSET VALUE

   The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share.

   The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

   You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each Business Day as of 11:00 a.m. (Eastern Time). The net asset value per share of the Prime Series is determined on each Business Day as of 12:00 noon (Eastern Time).

   On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

   If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

   The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

   You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

   Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

   Your initial investment in any Series must be at least $1,500. Subsequent investments in the same Series must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

   The price you pay to buy Shares will be the net asset value per share of the Series you are purchasing.

Investing Regularly

   You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

   Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares of the Series you have selected and to redeem Shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

   Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the Shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

   You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

   Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

   The price you receive when you redeem Shares will be the net asset value per share of the Series you are redeeming.

Other Redemption Information

   Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares of the Series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Tax-Free Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the Treasury Series. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

   If the amount of your check exceeds the value of the Shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

   The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

   If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

   Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

   If you redeem sufficient Shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

   If you paid for your purchase of Shares by check, redemption of those Shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

DISTRIBUTION AND SERVICE PLANS

   The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. Each Series pays an annual distribution fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


   Each Series has adopted a shareholder service plan for the Shares. Under the terms of each shareholder service plan, the Fund will pay the Distributor an annual service fee of 0.05% of the Shares' average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the applicable 12b-1 Plan.

DIVIDENDS AND TAXES
Dividends and Distributions

   All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

   The following summary is based on current tax laws, which may change.

   Each Series of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Distributions by the Prime Series and the Treasury Series will generally be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

   The Tax-Free Series intends to distribute exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Tax-Free Series may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions of such income are taxable to you as ordinary income.

   Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Distributions of ordinary income generally will be subject to state and local income tax.

   Because each Series expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

   By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

   More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

   Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor to each Series of the Fund. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $12 billion of net assets as of June 30, 2000.

   The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

   As compensation for its services for the fiscal year ended March 31, 2000, ICCC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets, 0.19% of the Treasury Series' average daily net assets (net of fee waivers) and 0.27% of the Tax-Free Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2001 and may be extended.

FINANCIAL HIGHLIGHTS

   The financial highlights tables are intended to help you understand each Series' financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a Series. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

Prime Series
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the Years Ended March 31,
                                            ----------------------------------------------------------------------------------------
                                                 2000               1999             1998              1997              1996
                                                 ----               ----             ----              ----              ----
Per Share Operating
   Performance:
   Net asset value
     at beginning
     of year ...........................    $         1.00     $         1.00    $         1.00    $         1.00    $         1.00
                                            --------------     --------------    --------------    --------------    --------------
Income From
   Investment
     Operations:
   Net investment
     income ............................            0.0480             0.0473            0.0494            0.0478            0.0524

Less Distributions:
   Dividends from
     net investment
     income                                        (0.0480)          (0.0473)           (0.0494)          (0.0478)          (0.0524)
                                            --------------     --------------    --------------    --------------    --------------
   Net asset value
     at end of year ....................    $         1.00     $         1.00    $         1.00    $         1.00    $         1.00
                                            ==============     ==============    ==============    ==============    ==============
Total Return:
   Based on
     net asset value
     per share .........................              4.90%              4.84%             5.05%             4.88%             5.36%

Ratios to Average
   Net Assets:
   Expenses ............................              0.66%              0.63%             0.67%             0.63%             0.60%
   Net investment
     income ............................              4.86%              4.71%             4.94%             4.78%             5.21%

Supplemental Data:
   Net assets at
     end of year                            $5,772,616,045     $3,727,990,170    $3,164,537,551    $2,545,532,365    $2,386,681,216
   Number of shares
     outstanding at
     end of year                             5,772,511,318      3,727,906,079     3,164,529,071     2,545,523,885     2,386,684,392

Treasury Series
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        For the Years Ended March 31,
                                              --------------------------------------------------------------------------------------
                                                 2000               1999             1998              1997              1996
                                                 ----               ----             ----              ----              ----
Per Share Operating
   Performance:
   Net asset value
     at beginning
     of period ...........................    $       1.00       $       1.00      $       1.00      $       1.00      $       1.00
                                              ------------       ------------      ------------      ------------      ------------
Income From Investment
   Operations:
   Net investment
     income ..............................          0.0431             0.0427            0.0464            0.0453            0.0494
                                              ------------       ------------      ------------      ------------      ------------
Less Distributions:
   Dividends from
     net investment
     income ..............................         (0.0431)           (0.0427)          (0.0464)          (0.0453)          (0.0494)
                                              ------------       ------------      ------------      ------------      ------------
   Net asset value
     at end of period ....................    $       1.00       $       1.00      $       1.00      $       1.00      $       1.00
                                              ============       ============      ============      ============      ============

Total Return:
   Based on net asset
     value per share .....................            4.40%              4.35%             4.74%             4.63%             5.05%

Ratios to Average
   Net Assets:
   Expenses after
     waivers .............................            0.61%              0.58%             0.59%             0.61%             0.58%
   Expenses before
     waivers .............................            0.66%              0.58%             0.59%             0.61%             0.58%
   Net investment
     income ..............................            4.31%              4.26%             4.65%             4.54%             4.94%

Supplemental Data:
   Net assets at end
     of period ...........................    $790,442,614       $816,700,318      $798,426,658      $678,444,803      $666,814,158
   Number of shares
     outstanding
     at end of period ....................    $790,218,742        816,622,190       798,354,129       678,391,386       666,762,028

Tax-Free Series
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        For the Years Ended March 31,
                                            ----------------------------------------------------------------------------------------
                                                 2000               1999              1998              1997              1996
                                                 ----               ----              ----              ----              ----
Per Share Operating
     Performance:
   Net asset value at
     beginning of year ..................   $         1.00     $         1.00      $       1.00      $       1.00      $        1.00
                                            --------------     --------------      ------------      ------------      -------------
Income From Investment
  Operations:
   Net investment
     income..............................           0.0276             0.0277            0.0306            0.0286            0.0318

Less Distributions:
   Dividends from net
     investment income ..................          (0.0276)           (0.0277)          (0.0306)          (0.0286)          (0.0318)
                                            --------------     --------------      ------------      ------------      -------------
   Net asset value at
     end of year ........................   $         1.00     $         1.00      $       1.00      $       1.00      $       1.00
                                            ==============     ==============      ============      ============      =============

Total Return:
   Based on net asset
     value per share ....................             2.80%              2.81%             3.10%             2.90%             3.23%

Ratios To Average
   Net Assets:
   Expenses .............................             0.65%              0.58%             0.60%             0.62%             0.60%
   Net investment
     income .............................             2.78%              2.74%             3.05%             2.86%             3.16%

Supplemental Data:
   Net assets at end
     of year ............................   $1,664,369,824     $1,047,391,315      $841,184,924      $647,212,025      $ 571,507,000
   Number of shares
     outstanding at
     end of year ........................    1,664,677,357      1,047,493,739       841,258,030       647,283,274        571,593,265

                            Investment Advisor
                     INVESTMENT COMPANY CAPITAL CORP.
                             One South Street
                         Baltimore, Maryland 21202

   Independent Accountants                                Distributor
  PRICEWATERHOUSECOOPERS LLP                          ICC DISTRIBUTORS, INC.
    250 West Pratt Street
  Baltimore, Maryland 21201

       Transfer Agent                                    Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                   MORGAN, LEWIS & BOCKIUS LLP
     One South Street                                  1701 Market Street
 Baltimore, Maryland 21202                      Philadelphia, Pennsylvania 19103
     1-800-553-8080

                                   Custodian
                             BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 553-8080:

   o A statement of additional information (SAI) about the Fund that isincorporated by reference into the prospectus.

   o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196

                                        BTCASHPRO (8/00)

--------------------------------------------------------------------------------

Deutsche Banc Alex  Brown
Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203


     BULK RATE
   U.S. POSTAGE
       PAID
  Farmingdale, NY
  Permit No. 225

Deutsche Banc Alex. Brown


Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.
Institutional Shares


Prime Series
Treasury Series
Tax-Free Series

Prospectus


August 1, 2000

                            Deutsche Banc Alex Brown

                            CASH RESERVE FUND, INC.
                              INSTITUTIONAL SHARES

P.O. Box 17250                                         Baltimore, Maryland 21203
--------------------------------------------------------------------------------
This mutual fund (the "Fund") is a money market fund designed for businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of shares:

o  Prime Series
o  Treasury Series
o  Tax-Free Series

The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions. This Prospectus describes the Deutsche Banc Alex. Brown Cash Reserve Institutional Shares of each of the above Series.

                               TABLE OF CONTENTS

                                                              Page
                                                              ----

Investment Summary .........................................    2
The Fund's Net Asset Value .................................    8
How to Buy Shares ..........................................    8
How to Redeem Shares .......................................    9
Dividends and Taxes ........................................   10
Investment Advisor .........................................   11
Financial Highlights .......................................   12

  The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2000

INVESTMENT SUMMARY: PRIME SERIES

Objective and Strategies

   The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Prime Series invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

   The Advisor also attempts to achieve the Prime Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issuer.

   In managing the Prime Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile


   The Prime Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Prime Series. Risks of the Prime Series include:


   Interest Rate Risk. The primary risk of the Prime Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

   Credit Risk. It is possible that the credit rating of securities in the Prime Series' investment portfolio could be downgraded or that a security could go into default.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                          Prime Institutional Shares*
                          For years ended December 31,

    5.98%   3.60%   2.97%   4.13%   5.78%   5.19%   5.26%   5.25%   4.97%
-----------------------------------------------------------------------------
    1991    1992    1993    1994    1995    1996    1997    1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Prime Institutional Shares was 2.97%.

   During the 9-year period shown in the bar chart, the highest return for a quarter was 1.68% (quarter ended 3/31/91) and the lowest return for a quarter was 0.72% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1999)

                                                   Prime Institutional Shares(1)
                                                   -----------------------------
Past One Year ....................................              4.97%
Past Five Years ..................................              5.29%
Since Inception ..................................              4.92%(6/4/90)

-------------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Prime Institutional Shares' current yield for the 7-day period ended December 31, 1999 was 5.56%. You may obtain the current 7-day yield of the Prime Institutional Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Prime Institutional Shares.

Shareholder Transaction Expenses:

   (fees paid directly from your investment)                            Prime
                                                                   Institutional
                                                                        Shares
                                                                   -------------

Maximum Sales Charge (Load) Imposed on Purchases .................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......      None
Maximum Deferred Sales Charge (Load) .............................      None
Redemption Fee ...................................................      None

Annual Fund Operating Expenses:
  (expenses that are deducted from Prime Institutional Shares' assets)

Management Fees ..................................................      0.26%
Distribution and/or Service (12b-1) Fees .........................      None
Other Expenses ...................................................      0.08%
Total Annual Fund Operating Expenses .............................      0.34%

Example:

   This Example is intended to help you compare the cost of investing in the Prime Institutional Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Prime Institutional Shares for the time periods indicated and then redeem all of your Prime Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 year      3 years      5 years      10 years
                                  ------      -------      -------      --------
Prime Institutional Shares ......   $35         $109         $191          $431

INVESTMENT SUMMARY: TREASURY SERIES

Objective and Strategies

   The investment objective of the Treasury Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Treasury Series invests in securities issued by the U.S. Treasury. While the Series may, to a limited extent, invest in repurchase agreements, the Advisor expects that 100% of the Series will be invested in U.S. Treasury securities.

   The Advisor also attempts to achieve the Treasury Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issue.

   In managing the Treasury Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile


   The Treasury Series may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Treasury Series. Risks of the Treasury Series include:


   Interest Rate Risk. The primary risk of the Treasury Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates. The yield on U.S. Treasury securities is generally less than the yields on other taxable investments.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

                         Treasury Institutional Shares*
                          For years ended December 31,

    5.80%   3.50%   2.85%   3.85%   5.48%   4.97%   4.97%   4.84%   4.46%
-----------------------------------------------------------------------------
    1991    1992    1993    1994    1995    1996    1997    1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Treasury Institutional Shares was 2.72%.

   During the 9-year period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended 3/31/91) and the lowest return for a quarter was 0.68% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1999)

                                                          Treasury Institutional
                                                                 Shares(1)
                                                          ----------------------
Past One Year ...........................................        4.46%
Past Five Years .........................................        4.94%
Since Inception .........................................        4.65%(6/4/90)
--------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Treasury Institutional Shares' current yield for the 7-day period ended December 31, 1999 was 4.92%. You may obtain the current 7-day yield of the Treasury Institutional Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Treasury Institutional Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)
                                                                      Treasury
                                                                   Institutional
                                                                       Shares
                                                                   -------------

Maximum Sales Charge (Load) Imposed on Purchases .................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......      None
Maximum Deferred Sales Charge (Load) .............................      None
Redemption Fee ...................................................      None

Annual Fund Operating Expenses:
   (expenses that are deducted from Treasury Institutional Shares' assets)

Management Fees ..................................................      0.24%
Distribution and/or Service (12b-1) Fees .........................      None
Other Expenses ...................................................      0.10%
Total Annual Fund Operating Expenses .............................      0.34%
Less Fee Waivers .................................................     (0.05)%*
                                                                        ----
Net Expenses .....................................................      0.29%
                                                                        ====
--------
* The Advisor has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2001 and may be extended.

Example:

   This Example is intended to help you compare the cost of investing in the Treasury Institutional Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Treasury Institutional Shares for the time periods indicated and then redeem all of your Treasury Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 year      3 years      5 years      10 years
                                  ------      -------      -------      --------

Treasury Institutional Shares ...  $30*        $104*        $186*         $426*

* Based on Total Annual Fund Operating Expenses after fee waivers for year 1 only.

INVESTMENT SUMMARY: TAX-FREE SERIES

Objective and Strategies

   The investment objective of the Tax-Free Series is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. To achieve this objective, the Tax-Free Series invests in high quality, short-term municipal securities. These securities include municipal notes and short-term municipal bonds. A security is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor. While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested.

   The Advisor also attempts to achieve the Tax-Free Series' objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issue.

   In managing the Tax-Free Series' assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile


   The Tax-Free Series may be suitable for you if you want to receive tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Tax-Free Series. Risks of the Tax-Free Series include:


   Interest Rate Risk. The primary risk of the Tax-Free Series is interest rate risk. The Series' yield can be expected to decline during periods of falling interest rates.

   Credit Risk. It is possible that the credit rating of securities in the Tax-Free Series' investment portfolio could be downgraded or that a security could go into default.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.

   Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.

                         Tax-Free Institutional Shares*
                          For years ended December 31,

                                  3.18%   2.93%
-----------------------------------------------------------------------------
                                  1998    1999

* For the period from December 31, 1999 through June 30, 2000, the total return for the Tax-Free Institutional Shares was 1.80%.

   During the 2-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended 6/30/98) and the lowest return for a quarter was 0.65% (quarter ended 3/31/99).

Average Annual Total Return (for periods ended December 31, 1999)

                                                                 Tax-Free
                                                         Institutional Shares(1)
                                                         -----------------------
Past One Year ..........................................        2.93%
Since Inception ........................................        3.15%(6/1/97)
--------
(1) These figures assume the reinvestment of dividends and capital gains distributions.

The Tax-Free Institutional Shares' current yield for the 7-day period ended December 31, 1999 was 4.08%. The Tax-Free Institutional Shares' tax equivalent yield for the 7-day period ended December 31, 1999 was 6.89%. You may obtain the current 7-day yield of the Tax-Free Institutional Shares by calling 1-800-553-8080.

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Tax-Free Institutional Shares.

Shareholder Transaction Expenses:
   (fees paid directly from your investment)                          Tax-Free
                                                                   Institutional
                                                                       Shares
                                                                   -------------
Maximum Sales Charge (Load) Imposed on Purchases .................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......      None
Maximum Deferred Sales Charge (Load) .............................      None
Redemption Fee ...................................................      None

Annual Fund Operating Expenses:
   (expenses that are deducted from Tax-Free Institutional Shares' assets)

Management Fees ..................................................      0.27%
Distribution and/or Service (12b-1) Fees .........................      None
Other Expenses ...................................................      0.08%
Total Annual Fund Operating Expenses .............................      0.35%

Example:

   This Example is intended to help you compare the cost of investing in the Tax-Free Institutional Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Tax-Free Institutional Shares for the time periods indicated and then redeem all of your Tax-Free Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tax-Free Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 year      3 years      5 years      10 years
                                  ------      -------      -------      --------
Tax-Free Institutional Shares      $36          $113         $197         $443

THE FUND'S NET ASSET VALUE

   The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share.

   The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

   You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each Business Day as of 11:00 a.m. (Eastern Time). The net asset value per share of the Prime Series is determined on each Business Day as of 12:00 noon (Eastern Time).

   On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

   If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

   The following sections describe how to buy and redeem shares.

HOW TO BUY SHARES

   You may buy shares of any Series of the Fund through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

   Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

   Your initial investment in any Series must be at least $1,000,000. The following are exceptions to this minimum:

o There is no minimum initial investment for investment advisory affiliates of Deutsche Bank AG and the Flag Investors family of funds.

o There is no minimum investment for subsequent purchases in the same Series. Purchase Price

   The price you pay to buy shares will be the net asset value per share of the Series you are purchasing.

Investing Regularly

   You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or your servicing agent if you wish to enroll in either of these programs or if you need any additional information.

   Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

   Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all your shares of a Series, your dividend will be paid in cash.

HOW TO REDEEM SHARES

   You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

   Your securities dealer or your servicing agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

   The price you receive when you redeem shares will be the net asset value per share of the Series you are redeeming.

Other Redemption Information


   Any dividends payable on shares you redeem will be paid on the next dividend payment date.


   If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

DIVIDENDS AND TAXES

Dividends and Distributions

   All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on each Series are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value per share, unless you have elected to have dividends paid in cash.

Certain Federal Tax Consequences

   The following summary is based on current tax laws, which may change.

   Each Series of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Distributions by the Prime Series and the Treasury Series will generally be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

   The Tax-Free Series intends to distribute exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Tax-Free Series may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions of such income are taxable to you as ordinary income.

   Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Distributions of ordinary income generally will be subject to state and local income tax.

   Because each Series expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

   By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

   More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

   Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor to each Series of the Fund. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $12 billion of net assets as of June 30, 2000.

   The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

   As compensation for its services for the fiscal year ended March 31, 2000, ICCC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets, 0.19% of the Treasury Series' average daily net assets (net of fee waivers) and 0.27% of the Tax-Free Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2001 and may be extended.

FINANCIAL HIGHLIGHTS

   The financial highlights tables are intended to help you understand each Series' financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a Series. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

Prime Institutional Shares
(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years Ended March 31,
                                          ------------------------------------------------------------------------------------
                                             2000               1999               1998                1997              1996
                                             ----               ----               ----                ----              ----
Per Share Operating
   Performance:
   Net asset value at
    beginning of year ................  $       1.00       $       1.00       $       1.00       $       1.00       $      1.00
                                        ------------       ------------       ------------       ------------       -----------
Income From Investment
   Operations:
   Net investment income .............        0.0511             0.0499             0.0519             0.0503            0.0548

Less Distributions:
   Dividends from net
    investment income ................       (0.0511)           (0.0499)           (0.0519)           (0.0503)          (0.0548)
                                        ------------       ------------       ------------       ------------       -----------
   Net asset value at end
    of year ..........................  $       1.00       $       1.00       $       1.00       $       1.00       $      1.00
                                        ============       ============       ============       ============       ===========
Total Return:
   Based on net asset value
    per share ........................         5.24%              5.11%              5.31%              5.15%             5.62%

Ratios to Average
   Net Assets:
   Expenses ..........................         0.34%              0.36%              0.42%              0.38%             0.35%
   Net investment income .............         5.18%              4.98%              5.22%              5.04%             5.32%

Supplemental Data:
   Net assets at end of year .........  $637,767,262       $388,447,492       $317,971,693       $117,812,047       $53,699,315
   Number of shares
    outstanding at end
    of year ..........................   637,758,133        388,440,636        317,971,413        117,811,768        53,699,535

Treasury Institutional Shares
(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years Ended March 31,
                                          ------------------------------------------------------------------------------------
                                             2000               1999               1998                1997              1996
                                             ----               ----               ----                ----              ----
Per Share Operating
   Performance:
   Net asset value at
    beginning of period ..............  $      1.00        $       1.00        $      1.00        $      1.00        $      1.00
                                        -----------        ------------        -----------        -----------        -----------
Income from Investment
   Operations:
   Net investment income .............       0.0462              0.0453             0.0489             0.0481             0.0523


Less Distributions:
   Dividends from net
    investment income ................      (0.0462)            (0.0453)           (0.0489)           (0.0481)           (0.0523)
                                        -----------        ------------        -----------        -----------        -----------
   Net asset value at end
    of period. .......................  $      1.00        $       1.00        $      1.00        $      1.00        $      1.00
                                        ===========        ============        ===========        ===========        ===========
Total Return:
   Based on net asset
    value per share. .................        4.72%               4.63%              5.00%              4.92%              5.36%

Ratios to Average
   Net Assets:
   Expenses after waivers ............        0.34%               0.33%              0.34%              0.33%              0.33%
   Expenses before waivers ...........        0.29%               0.33%              0.34%              0.33%              0.33%
   Net investment income. ............        4.62%               4.54%              4.91%              4.81%              5.12%

Supplemental Data:
   Net assets at end of period .......  $98,668,243        $122,562,501        $98,780,023        $61,208,770        $51,822,757
   Number of shares
    outstanding at
    end of period ....................   98,634,670         122,561,713         98,768,925         61,199,345         51,823,226


Tax-Free Institutional Shares
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 For the Period
                                         For the Year Ended      June 2, 1997(1)
                                              March 31,        through March 31,
                                         2000           1999           1998
                                         ----           ----           ----

Per Share Operating
   Performance:
   Net asset value at
    beginning of period .........  $       1.00    $      1.00    $      1.00
                                   ------------    -----------    -----------

Income From Investment
   Operations:
   Net investment income ........        0.0306         0.0303         0.0273


Less Distributions:
   Dividends from net
    investment income and
    short-term gains ............       (0.0306)       (0.0303)       (0.0273)
                                   ------------    -----------    -----------
   Net asset value at end
    of year .....................  $       1.00    $      1.00    $      1.00
                                   ============    ===========    ===========

Total Return:
   Based on net asset value
    per share ...................         3.10%          3.07%          2.76%


Ratios To Average
   Net Assets:
   Expenses .....................         0.35%          0.33%          0.35%(2)
   Net investment income ........         3.09%          3.03%          3.29%(2)


Supplemental Data:
   Net assets at end
    of period ...................  $117,446,334    $84,599,738    $76,682,752
   Number of shares
    outstanding at end
    of period ...................   117,472,002     84,607,371     76,682,889

-------------
(1) Commencement of operations.
(2) Annualized.

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202

       Independent Accountants                             Distributor
      PRICEWATERHOUSECOOPERS LLP                      ICC DISTRIBUTORS, INC.
        250 West Pratt Street
      Baltimore, Maryland 21201

           Transfer Agent                                  Fund Counsel
   INVESTMENT COMPANY CAPITAL CORP.                MORGAN, LEWIS & BOCKIUS LLP
          One South Street                              1701 Market Street
     Baltimore, Maryland 21202                  Philadelphia, Pennsylvania 19103
           1-800-553-8080

                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 553-8080:

   o A statement of additional information (SAI) about the Fund that isincorporated by reference into the prospectus.

   o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196

                                        BTCASHIPRO (8/00)

--------------------------------------------------------------------------------
Deutsche Banc Alex Brown
CASH RESERVE FUND, INC.
P.O. Box 17250
Baltimore, Maryland 21203


----------------
   BULK RATE
 U.S. POSTAGE
     PAID
Farmingdale, NY
Permit No. 225
----------------

---------------------

Quality Cash Reserve
Prime Shares

---------------------


Prospectus

August 1, 2000

                       Quality Cash Reserve Prime Shares

         (A Class of the Prime Series Of Deutsche Banc Alex. Brown Cash
                              Reserve fund, inc.)

P.O. Box 17250                                         Baltimore, Maryland 21203
--------------------------------------------------------------------------------

The Prime Series (the "Fund") of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund offers shares exclusively through securities dealers that provide certain shareholder services. This Prospectus describes the Quality Cash Reserve Prime Shares (the "Shares") of the Fund.

                               TABLE OF CONTENTS

                                                              Page
                                                              ----

Investment Summary .............................................2
fees and Expenses of the Fund ..................................3
The Fund's Net Asset Value .....................................4
How to Buy Shares ..............................................4
How to Redeem Shares ...........................................5
Distribution Plan ..............................................6
Dividends and Taxes ............................................6
Investment Advisor .............................................7
Financial Highlights ...........................................8

  The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 2000

INVESTMENT SUMMARY
Objective and Strategies

   The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

   The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.

   The Advisor strictly limits exposure to any one issuer.

   In managing the Fund's assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile

   The Fund may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund. Risks of the Fund include:


   Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

   Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

   Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.


                       Quality Cash Reserve Prime Shares*
                          For years ended December 31,

   2.86%   2.19%   3.36%   5.16%   4.64%   4.70%   4.69%   4.34%
   -------------------------------------------------------------
   1992    1993    1994    1995    1996    1997    1998    1999


* For the period from December 31, 1999 through June 30, 2000, the total return for the Quality Cash Reserve Prime Shares was 2.61%.

   During the 8-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended 6/30/95) and the lowest return for a quarter was 0.53% (quarter ended 6/30/93).

       Average Annual Total Return (for periods ended December 31, 1999)

                                                              Quality Cash
                                                         Reserve Prime Shares(1)
                                                         -----------------------

Past One Year ...........................................          4.34%
Past Five Years .........................................          4.70%
Since Inception .........................................          4.06%(5/6/91)

----------
(1) These figures assume the reinvestment of dividends and capital gains distributions.


The Quality Cash Reserve Prime Shares' current yield for the 7-day period ended December 31, 1999 was 4.90%. You may obtain the current 7-day yield of the Quality Cash Reserve Prime Shares by calling 1-800-553-8080.

FEES AND EXPENSES OF THE FUND

   This table describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve Prime Shares.

Shareholder Transaction Expenses:

   (fees paid directly from your investment)
                                                                  Quality
                                                                 Cash Reserve
                                                                 Prime Shares
                                                                 ------------
Maximum Sales Charge (Load) Imposed on Purchases ................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .....     None
Maximum Deferred Sales Charge (Load) ............................     None
Redemption Fee ..................................................     None

Annual Fund Operating Expenses:
   (expenses that are deducted from Quality Cash Reserve Prime Shares' assets)

Management Fees .................................................     0.26%
Distribution and/or Service (12b-1) Fees ........................     0.60%
Other Expenses ..................................................     0.10%
                                                                      -----
Total Annual Fund Operating Expenses ............................     0.96%
                                                                      =====

Example:

   This Example is intended to help you compare the cost of investing in Quality Cash Reserve Prime Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in Quality Cash Reserve Prime Shares for the time periods indicated and then redeem all of your Quality Cash Reserve Prime Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Quality Cash Reserve Prime Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 year     3 years      5 years    10 years
                                  ------     -------      -------    --------

Quality Cash Reserve
   Prime Shares..................   $98        $306         $531      $1,178

THE FUND'S NET ASSET VALUE

   The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share.

   You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset value per share of the Fund is determined on each Business Day as of 12:00 noon (Eastern Time). The Fund uses the amortized cost method of valuing portfolio securities and rounds its per share net asset value to the nearest whole cent. As a result, it is anticipated that its net asset value will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

   On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

   If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

   The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

   You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

   Your purchase order may not be accepted if the sale of Shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

   Your initial investment must be at least $1,500. Subsequent investments must be at least $100. There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

   The price you pay to buy Shares will be the Fund's net asset value per share.

Investing Regularly

   You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

   Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

   Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of your Shares, your dividend will be paid in cash.

HOW TO REDEEM SHARES

   You may redeem Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

   Your securities dealer or your servicing agent may require the following documents before they redeem your Shares:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) A guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Redemption Price

   The price you receive when you redeem Shares will be the Shares' net asset value.


Other Redemption Information

   Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding Shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Canceled checks will not be returned to you.

   If the amount of your check exceeds the value of the Shares you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

   The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

   If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

   Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

   If you redeem sufficient Shares to reduce your investment in the Fund to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

   If you paid for your purchase of Shares by check, redemption of those Shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

Distribution Plan


   The Fund has adopted a plan under Rule 12b-1 that allows it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. The Shares pay an annual distribution fee equal to 0.60% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES

Dividends and Distributions

   All of the net income earned on the Fund is normally declared as dividends daily to the respective shareholders of record of the Fund. Dividends on the Fund are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Fund at net asset value, unless you have elected to have dividends paid in cash.

Certain Federal Income Tax Consequences

   The following summary is based on current tax laws, which may change.

   The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The dividends and distributions you receive are subject to federal, state and local taxation depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Because the Fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.

   By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or the IRS instructs the Fund to do so.

   More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state, and local income taxes.

INVESTMENT ADVISOR

   Investment Company Capital Corp. ("ICCC" or the "Advisor") is the Fund's investment advisor. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICCC is also the investment advisor to mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $12 billion of net assets as of June 30, 2000.

   The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

   As compensation for its services for the fiscal year ended March 31, 2000, ICCC received from the Fund a fee equal to 0.26% of the Prime Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the financial performance of the Shares for the past five fiscal years. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Shares (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Quality Cash Reserve Prime Shares
                                                                                  For the Years Ended March 31,
                                                         ---------------------------------------------------------------------------
                                                              2000           1999           1998            1997            1996
                                                              ----           ----           ----            ----            ----
Per Share Operating
   Performance:
   Net asset value at
     beginning of period .............................   $      1.00    $      1.00    $       1.00    $       1.00    $       1.00
                                                         -----------    -----------    ------------    ------------    ------------
Income from Investment
   Operations:
   Net investment
     income ..........................................        0.0447         0.0444          0.0465          0.0449          0.0493

Less Distributions:
   Dividends from net
     investment
     income ..........................................       (0.0447)       (0.0444)        (0.0465)        (0.0449)        (0.0493)
                                                         -----------    -----------    ------------    ------------    ------------
   Net asset value
     at end of period ................................   $      1.00    $      1.00    $       1.00    $       1.00    $       1.00
                                                         ===========    ===========    ============    ============    ============

Total Return:
   Based on net asset
     value per share .................................          4.57%          4.53%           4.75%           4.59%           5.04%

Ratios to Average
   Net Assets:
   Expenses after waiver .............................          0.96%          0.92%           0.96%           0.91%           0.90%
   Expenses before waiver ............................          0.96%          0.97%           1.02%           0.98%           0.95%
     Net investment
       income ........................................          4.56%          4.44%           4.66%           4.50%           4.91%

Supplemental Data:
   Net assets
     at end of period ................................   $74,505,413    $81,944,555    $226,978,689    $197,370,530    $156,412,213
   Number of shares
     outstanding at
     end of period ...................................    74,498,534     81,938,027     226,978,007     197,369,848     156,412,393

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202



   Independent Accountants                              Distributor
  PRICEWATERHOUSECOOPERS LLP                        ICC DISTRIBUTORS, INC.
    250 West Pratt Street
  Baltimore, Maryland 21201



       Transfer Agent                                   Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                MORGAN, LEWIS & BOCKIUS LLP
       One South Street                             1701 Market Street
  Baltimore, Maryland 21202                   Philadelphia, Pennsylvania 19103
       1-800-553-8080



                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 553-8080:

        o A statement of additional information (SAI) about the Fund that isincorporated by reference into the prospectus.

        o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 553-8080 or your securities dealer or servicing agent.

                                        Investment Company Act File No. 811-3196

                                                                   430PRO (8/00)

--------------------------------------------------------------------------------

Quality Cash Reserve
Prime Shares
P.O. Box 17250
Baltimore, Maryland 21203

BULK RATE
U.S. POSTAGE
PAID
Farmingdale, NY
Permit No. 225

                                 [LOGO OMITTED]








                                        Cash Reserve Prime Shares
                                        (Class A, Class B and Class C Shares)


                                        Prospectus
                                        August 1, 2000








The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                 [LOGO OMITTED]

The Prime Series (the "Fund") of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.


This Prospectus describes Flag Investors Class A Shares (the "Class A Shares"), Flag Investors Class B Shares (the "Class B Shares") and Flag Investors Class C Shares (the "Class C Shares") of the Fund. Class A Shares are available through your securities dealer or the Fund's transfer agent. Class B Shares are available only through the exchange of Class B shares of other funds in the Flag Investors family of funds. Class C Shares are available only through the exchange of Class C shares of other funds in the Flag Investors family of funds. (See "How to Buy Shares.")


TABLE OF CONTENTS


Investment Summary ...........................................  1
Fees and Expenses of the Fund ................................  2
The Fund's Net Asset Value ...................................  3
How to Buy Shares ............................................  3
How to Redeem Shares .........................................  4
Telephone Transactions .......................................  6
Distribution Plans ...........................................  6
Dividends and Taxes ..........................................  6
Investment Advisor ...........................................  6
Financial Highlights .........................................  8

INVESTMENT SUMMARY


--------------------------------------------------------------------------------

Objective and Strategies

      The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. To achieve this objective, the Fund invests in high quality, short-term money market instruments. These instruments include certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, U.S. Treasury obligations and repurchase agreements. An instrument is considered to be high quality if it is rated in one of the two highest rating categories by either Moody's Investors Service, Inc. or Standard and Poor's Ratings Group or, if unrated, is of comparable quality as determined by the Advisor.

      The Advisor also attempts to achieve the Fund's objective by limiting investments to securities with maturities of 397 days or less and by maintaining an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy.


      The Advisor strictly limits exposure to any one issuer.


      In managing the Fund's assets, the Advisor attempts to maintain a stable net asset value of $1.00 per share.

Risk Profile


      The Fund may be suitable for you if you want to receive income from your investment while minimizing the risk of loss of principal and maintaining liquidity. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Advisor attempts to maintain a $1.00 per share price, it is possible that you may lose money by investing in the Fund. Risks of the Fund include:


      Interest Rate Risk. The primary risk of the Fund is interest rate risk. The Fund's yield can be expected to decline during periods of falling interest rates.

      Credit Risk. It is possible that the credit rating of securities in the Fund's investment portfolio could be downgraded or that a security could go into default.

      Style Risk. There can be no guarantee that the Advisor's judgment about the attractiveness, relative value or potential return of a security will be correct.


                                 Class A Shares*
                          For years ended December 31,

7.92%   5.68%   3.25%   2.64%   3.81%   5.52%   4.92%   4.99%   4.99%   4.70%
-----------------------------------------------------------------------------
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


-----------

* For the period from December 31, 1999 through June 30, 2000, the total return for the Class A Shares was 2.77%.


     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.95% (quarter ended 6/30/90) and the lowest return for a quarter was 0.64% (quarter ended 6/30/93).

Average Annual Total Return (for periods ended December 31, 1999)





                                 Class A Shares(1)            Class B Shares(1)
                             -------------------------   --------------------------
Past One Year ............       4.70%                       (1.28)%
Past Five Years ..........       5.02%                        N/A
Past Ten Years ...........       4.72%                        N/A
Since Inception ..........       5.22%(1/5/89)                3.58%(4/3/95)


-----------

(1) These figures assume the reinvestment of dividends and capital gains distributions and include the impact of the maximum sales charges. The 5% maximum deferred sales charge reflected in the total return for Class B Shares would apply only if you purchased Class B shares of another Flag Investors Fund, exchanged them into Class B Shares and then redeemed the Class B Shares, all within the time period indicated.


     The Class A Shares' and Class B Shares' current yield for the 7-day period ended December 31, 1999 was 5.25% and 4.46%, respectively. You may obtain the current 7-day yield for each class of the Fund by calling 1-800-553-8080.



     No performance information is provided for the Class C Shares because they have not been offered for a full calendar year. However, performance of the Class C Shares is expected to be similar to that of the Fund's other classes and will differ only to the extent that Class C Shares have different expenses.

FEES AND EXPENSES OF THE FUND


--------------------------------------------------------------------------------
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Transaction Expenses:
                                                                         Class A Shares     Class B Shares      Class C Shares
 (fees paid directly from your investment)                              ----------------   ----------------   -----------------
Maximum Sales Charge (Load) Imposed on Purchases ....................         None*             None               None
Maximum Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, whichever is lower) .........         None              5.00%**            1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends ..........................................................         None              None               None
Redemption Fee ......................................................         None              None               None
Exchange Fee ........................................................         None              None               None
Annual Fund Operating Expenses:
 (expenses that are deducted from Fund assets)
Management Fees .....................................................          0.26%            0.26%              0.26%
Distribution and/or Service (12b-1) Fees ............................          0.25%            0.75%              0.75%
Other Expenses (including a 0.25% shareholder servicing fee for
 Class B Shares and Class C Shares) .................................          0.12%            0.37%****          0.37%****
                                                                              -----            -----              -----
Total Annual Fund Operating Expenses ................................          0.63%            1.38%              1.38%
                                                                              =====            =====              =====


-----------
* Class A Shares are not subject to a sales charge. However, if you exchange Class A shares of another Flag Investors fund for Class A Shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See "How to Buy Shares" and "How to Redeem Shares.")

** Contingent deferred sales charges decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See "Sales Charges.") The period of time you held the shares exchanged into Class B Shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

*** You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year of purchase. (See "Sales Charges -- Redemption Price.") The period of time you held the shares exchanged into Class C Shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

**** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

Example:


     This Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            1 year     3 years     5 years     10 years
                                                                           --------   ---------   ---------   ---------
 Class A Shares ........................................................   $ 64       $202        $351        $  786
 Class B Shares ........................................................   $641       $737        $955        $1,356
 Class C Shares ........................................................   $241       $437        $755        $1,657

 You would pay the following expenses if you did not redeem your shares:
 Class A Shares ........................................................   $ 64       $202        $351        $  786
 Class B Shares ........................................................   $141       $437        $755        $1,356
 Class C Shares ........................................................   $141       $437        $755        $1,657




     Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (Refer to the section on sales charges.) If you hold your shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.




THE FUND'S NET ASSET VALUE


--------------------------------------------------------------------------------

      The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share. When you redeem any class of shares, the amount you receive may be reduced by a sales charge. Read the section on how to redeem shares for details on how and when this charge may or may not be imposed.


      The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of the Fund will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

      You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). The net asset value per share of the Fund is determined on each Business Day as of 12:00 noon (Eastern Time).

      On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

      If your order is entered before the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Fund's net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

      The following sections describe how to buy and redeem shares.

HOW TO BUY SHARES


--------------------------------------------------------------------------------


      You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Class A Shares by sending your check (along with a completed Application Form) directly to the Fund. You may buy Class B Shares only through the exchange of Class B shares of other funds in the Flag Investors family of funds and Class C Shares only through the exchange of Class C shares of other funds in the Flag Investors family of funds. (See "Purchases By Exchange" for a description of the conditions.)

      Your order to purchase Class A Shares is effective only when your securities dealer or servicing agent receives your order in proper form and federal funds are available to the Fund for investment. If you pay for shares by check, your check is normally converted into federal funds within two business days. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. If you purchase shares by check, redemption of those shares may be restricted. See the section on redemptions below.

Investment Minimums
      Your initial investment in Class A Shares must be at least $2,000. Your initial investment in Class B and Class C Shares, which are available only through exchange, must be at least $500. Subsequent investments in Class A Shares must be at least $100. The following are exceptions to these minimums:

      o If you are investing in an IRA account, your initial investment in Class A Shares may be as low as $1,000.

      o If you are a shareholder of any other Flag Investors fund, your initial investment in any class of this Fund may be as low as $500.

      o If you are a participant in the Class A Shares' Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.

Purchases by Exchange

      You may exchange Class A, B or C shares of any other Flag Investors fund for an equal dollar amount of Class A, B or C Shares, respectively, without paying a sales charge. The Fund may modify or terminate this offer of exchange upon 60 days' prior written notice.

      You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or telephone.


Investing Regularly


      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent or the Transfer Agent.


      Automatic Investing Plan. You may elect to make regular monthly or quarterly investments in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Class A Shares at that day's net asset value. Either you or the Fund may discontinue your participation upon 30 days' notice.


      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional shares of the applicable class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


      Systematic Purchase Plan. You may also purchase Class A Shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.

HOW TO REDEEM SHARES


--------------------------------------------------------------------------------

      You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature. You can obtain one from most banks or securities dealers.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Other Redemption Information

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

      If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are redeeming shares through your securities dealer or servicing agent and are using the proceeds to purchase other securities in that account.

Redemption Price

      The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.



                                        Sales Charge as a
                                    Percentage of the Dollar
                                    Amount Subject to Charge
Year Since            -----------------------------------------------------
Purchase               Class A Shares     Class B Shares     Class C Shares
-------------------   ----------------   ----------------   ---------------
   First ..........        None          5.00%                   1.00%
   Second .........        None          4.00%                   None
   Third ..........        None          3.00%                   None
   Fourth .........        None          3.00%                   None
   Fifth ..........        None          2.00%                   None
   Sixth ..........        None          1.00%                   None
   Thereafter .....        None          None                    None
---------------------------------------------------------------------------



      Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to Class A Shares unless they were purchased as part of an exchange from Class A shares of another Flag Investors fund.

2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

3) If you have acquired shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

4) If you acquired your shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to January 18, 2000, you will pay the sales charge in effect at the time of your original purchase.


5) The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.


      Waiver of Sales Charge. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your Class B or C Shares for Class B or C shares, respectively, of another Flag Investors fund.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

      (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

      (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

      Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares seven years after your original purchase of the fund you exchanged into Class B Shares. If you purchased those shares prior to January 18, 2000, your Class B Shares will be converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

TELEPHONE TRANSACTIONS


--------------------------------------------------------------------------------


      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

      During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.

DISTRIBUTION PLANS


--------------------------------------------------------------------------------

      The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. Class A Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B and Class C Shares pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND TAXES


--------------------------------------------------------------------------------

Dividends and Distributions


      All of the net income earned on shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the applicable class at net asset value, unless you have elected to have dividends paid in cash.


Certain Federal Income Tax Consequences


      The following summary is based on current tax laws, which may change.


      The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. In general, distributions you receive from the Fund are taxable to you as ordinary income. The dividends and distributions you receive are subject to federal, state and local taxation depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Because the Fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale or exchange of the shares of the Fund.


      More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR


--------------------------------------------------------------------------------


      Investment Company Capital Corp. ("ICCC" or the "Advisor") is the Fund's investment advisor. ICCC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. In addition, ICCC is responsible for managing the Fund's investments. ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds, together with the Fund, had approximately $12 billion of net assets as of June 30, 2000.


      The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

      As compensation for its advisory services for the fiscal year ended March 31, 2000, ICCC received from the Fund a fee equal to 0.26% of the Fund's average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Fund to preserve or enhance its performance.

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

Flag Investors Class A Shares
(For a share outstanding throughout each year)

--------------------------------------------------------------------------------


                                                                       For the Years Ended March 31,
                                           -------------------------------------------------------------------------------------
                                                 2000              1999              1998             1997             1996
                                           ----------------  ----------------  ---------------  ---------------  ---------------
Per Share Operating
 Performance:
 Net asset value at beginning of
   year .................................     $     1.00        $     1.00        $    1.00        $    1.00        $    1.00
                                              ----------        ----------        ---------        ---------        ---------
Income from Investment
 Operations:
 Net investment income ..................         0.0483            0.0474           0.0494           0.0478           0.0524

Less Distributions:
 Dividends from net investment
   income ...............................        (0.0483)          (0.0474)         (0.0494)         (0.0478)         (0.0524)
                                              ----------        ----------        ---------        ---------        ---------
 Net asset value at end of year .........     $     1.00        $     1.00        $    1.00        $    1.00        $    1.00
                                              ==========        ==========        =========        =========        =========
Total Return:
 Based on net asset value per
   share ................................           4.94%             4.85%            5.05%            4.88%            5.36%

Ratios to Average Net Assets:
 Expenses ...............................           0.63%             0.63%            0.67%            0.63%            0.60%
 Net investment income ..................           4.89%             4.67%            4.94%            4.78%            5.25%

Supplemental Data:
 Net assets at end of year ..............     $16,214,395       $13,028,272       $7,736,785       $6,521,574       $5,976,831
 Number of shares outstanding
   at end of year .......................      16,213,799        13,027,769        7,736,522        6,521,310        5,976,824

Flag Investors Class B Shares
(For a share outstanding throughout each period)

--------------------------------------------------------------------------------


                                                                   For the Years Ended March 31,
                                                   --------------------------------------------------------------
                                                         2000             1999            1998           1997
                                                   ---------------  ---------------  -------------  -------------
Per Share Operating Performance:
 Net asset value at beginning of period .........     $    1.00        $     1.00      $   1.00       $   1.00
                                                      ---------        ---------       --------       --------
Income from Investment Operations:
 Net investment income ..........................        0.0406           0.0400         0.0418         0.0414

Less Distributions:
 Dividends from net investment income ...........       (0.0406)         (0.0400)       (0.0418)       (0.0414)
                                                      ---------        ---------       --------       --------
 Net asset value at end of period ...............     $    1.00        $    1.00       $   1.00       $   1.00
                                                      =========        =========       ========       ========
Total Return:
 Based on net asset value per share .............          4.14%            4.07%          4.27%          4.22%

Ratios to Average Net Assets:
 Expenses .......................................          1.38%            1.37%          1.42%          1.38%
 Net investment income ..........................          4.14%            3.92%          4.18%          4.14%

Supplemental Data:
 Net assets at end of period ....................    $2,979,619       $2,355,863       $184,382       $227,098
 Number of shares outstanding
   at end of period .............................     2,979,496        2,355,780        184,382        227,098




                                                    For the Period
                                                    April 3, 1995(1)
                                                    through March
                                                         31,
                                                   ---------------
                                                         1996
                                                   ---------------
Per Share Operating Performance:
 Net asset value at beginning of period .........     $   1.00
                                                      --------
Income from Investment Operations:
 Net investment income ..........................       0.0361

Less Distributions:
 Dividends from net investment income ...........      (0.0361)
                                                      --------
 Net asset value at end of period ...............     $   1.00
                                                      ========
Total Return:
 Based on net asset value per share .............         3.69%

Ratios to Average Net Assets:
 Expenses .......................................         1.38%(2)
 Net investment income ..........................         4.30%(2)

Supplemental Data:
 Net assets at end of period ....................     $ 10,200
 Number of shares outstanding
   at end of period .............................       10,200




-----------
(1) Commencement of Operations.
(2) Annualized.

Flag Investors Class C Shares
(For a share outstanding throughout each period)


--------------------------------------------------------------------------------


                                                     For the Period
                                                     Jan. 17, 2000(1)
                                                      to March 31,
                                                    ---------------
                                                          2000
                                                    ---------------
Per Share Operating Performance:
 Net asset value at beginning of period .........      $   1.00
                                                       --------
Income from Investment Operations:
 Net investment income ..........................        0.0115

Less Distributions:
 Dividends from net investment income ...........       (0.0115)
                                                       --------
 Net asset value at end of period ...............      $   1.00
                                                       ========
Total Return:
 Based on net asset value per share .............          1.15%

Ratios to Average Net Assets:
 Expenses .......................................          0.31%(2)
 Net investment income ..........................          6.00%(2)

Supplemental Data:
 Net assets at end of period ....................      $778,515
 Number of shares outstanding
   at end of period .............................       778,515




-----------
(1) Commencement of Operations.
(2) Annualized.

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Distributor
ICC DISTRIBUTORS, INC.

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202
1-800-553-8080

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, Maryland 21201

Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006

Fund Counsel
MORGAN, LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

                                 [LOGO OMITTED]








Flag Investors o P.O. Box 515 o Baltimore, MD 21203 o (800) 767-FLAG www.flaginvestors.com

--------------------------------------------------------------------------------
You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 767-FLAG:

o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 767-FLAG or your securities dealer or servicing agent.


Investment Company Act File No. 811-3196               CASHPRS (8/00)

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------







 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ
    IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL
       REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF
    ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND EACH ANNUAL REPORT
         MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER, OR
        SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING THE FUND AT
           P.O. BOX 17250, BALTIMORE, MARYLAND 21203, (800) 553-8080












            Statement of Additional Information dated August 1, 2000


               Relating to Prospectuses dated, August 1, 2000 for:


                Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.


                              Cash Reserve Shares
               (Prime Series, Treasury Series and Tax-Free Series)


                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)


                        Quality Cash Reserve Prime Shares

                                       and

                    Flag Investors Cash Reserve Prime Shares
                         (Class A, Class B and Class C)

                                TABLE OF CONTENTS



                                                                            Page

Introduction................................................................   1
The Fund and Its Shares.....................................................   1
Investment Program..........................................................   3
Investment Restrictions.....................................................   9
Share Purchases and Redemptions.............................................  10
Dividends and Taxes.........................................................  12
Management of the Fund......................................................  18
The Investment Advisor......................................................  24
Distributor.................................................................  26
Portfolio Transactions......................................................  31
Semi-Annual and Annual Reports..............................................  33
Independent Accountants.....................................................  33
Legal Matters ..............................................................  34
Transfer Agent, Custodian and Accounting Services...........................  34
Principal Holders of Securities.............................................  35
Current Yield...............................................................  37
Financial Statements........................................................  38
Appendix A.................................................................. A-1

                                  INTRODUCTION


         Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (formerly, BT Alex. Brown Cash Reserve Fund, Inc.) (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund's shares. These Prospectuses may be obtained without charge from your Participating Dealer or Shareholder Serving Agent or by writing the Fund, P.O. Box 17250, Baltimore, Maryland 21203. Investors may also call (800) 553-8080. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                             THE FUND AND ITS SHARES

         The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933. The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

         The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

         o        Prime Series
         o        Treasury Series
         o        Tax-Free Series


         There are currently six classes of the Prime Series, designated as the Deutsche Banc Alex. Brown Cash Reserve Prime Shares, the Flag Investors Cash Reserve Prime Class A Shares, the Flag Investors Cash Reserve Prime Class B Shares, the Flag Investors Cash Reserve Prime Class C Shares, the Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares. There are currently two classes of the Treasury Series, designated as the Deutsche Banc Alex. Brown Cash Reserve Treasury Shares and the Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares. There are currently two classes of the Tax-Free Series, designated as the Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares and the Deutsche Banc Alex. Brown Cash Reserve Tax-Free Institutional Shares.

         The term "majority of the outstanding shares" of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

         Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         The Fund's Articles of Incorporation authorize the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

         The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."

         The Fund's Charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

         The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

         Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

                       INVESTMENT PROGRAM AND RESTRICTIONS

Treasury Series

         The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements.

Prime Series


         In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Fannie Mae).

         The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund's investment advisor (the "Advisor"), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for for an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act as described below:

         The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act as described below. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

         Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

         The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         The Prime Series may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Tax-Free Series

         The Tax-Free Series may invest in municipal securities consisting of
(i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

         The Tax-Free Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P;
(2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

         The Tax-Free Series may hold cash reserves pending investment in municipal securities.

         It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

         The Tax-Free Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended.


Other Investment Practices

         The Fund may enter into the following arrangements with respect to any
Series:

         When-issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

         The Prime Series and the Treasury Series may also enter into the following arrangements:

         Repurchase Agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series' holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         The Prime Series may also enter into the following arrangements:

         Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

         The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest an/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

         To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.


         Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series. Investments of commercial paper may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:

         (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

--------------------
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch and, with respect to certain types of securities, IBCA Limited and its affiliates, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

         (ii)     a security:

                  (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and


                  (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or


         (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                  (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and


                  (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security(2) is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing).


See Appendix A following this Statement of Additional Information for a description of the minimum ratings of Moody's and S&P for instruments in which each Series may invest.

----------------------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

                             INVESTMENT RESTRICTIONS

         The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading "General Information About the Fund"), no Series will:

         (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;

         (2) borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

         (3) make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

         (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

         (5) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

         (6) purchase or sell commodities or commodities contracts, provided that each Series may invest in financial futures and options on such futures.


         The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

         The following investment restrictions apply to the Tax-Free Series:

         (1) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligers of which are in the same industry;

         (2) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

         The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

         The following investment restriction, that may be changed by a vote of the majority of the Board of Directors of the Fund, applies to the Treasury Series. The Treasury Series will limit investments in U.S. Government obligations to U.S. Treasury obligations.


                         SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions


         A complete description of the manner by which the Fund's shares may be purchased or redeemed appears in the Prospectus for that class under the headings "How to Buy Shares" and "How to Redeem Shares." The Fund reserves the right to suspend the sale of shares at any time.


         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Net Asset Value Determination


         The net asset value of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 12:00 noon (Eastern time) each day that the Custodian and the New York Stock Exchange are open for business.

         For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of shares outstanding of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

         The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under "Dividends and Taxes" below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.


         The valuation of the portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Advisor to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital gains; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

                               DIVIDENDS AND TAXES

Dividends

         All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each portfolio is fixed at time of their purchase. See "Net Asset Value Determination" above.

         Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

         Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series and the Tax-Free Series effected before 11:00 a.m. (Eastern Time) and Share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Dividends are declared and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

Taxes

         The following is only a summary of certain additional federal income tax considerations generally affecting the Series and their shareholders that are not described in the Series' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here and in the Series' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company


         Each Series intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. Accordingly, a Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of a Series' taxable year, (i) at least 50% of the market value of a Series' total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of a Series' total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or business.

         In addition to the requirements described previously, in order to qualify as a RIC, a Series must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Series meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

         The Treasury Series may make investments in securities (such as STRIPS) that bear an "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Series must distribute to satisfy the Distribution Requirement. In some cases, the Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.


         If a Series fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Series' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines such course of action to be beneficial to shareholders.



Series Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Series' earnings and profits. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.


         Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

         If a Series' distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

         Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

         Because each of the Series' income is derived primarily from interest rather than dividends, no portion of a Series' distributions generally will be eligible for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.


         Investors should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.


         Each Series will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Series during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale or Exchange of Series Shares


         Redemptions and exchanges of Series' shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a Share, such gain or loss will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Series with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, a Series will be required to withhold and remit to the Internal Revenue Service 31% of distributions payable to you if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, or (3) have failed to certify to the Fund that you are not subject to backup withholding.


Federal Excise Tax; Miscellaneous Considerations;

         If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

         A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer a Series' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

         If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.


State and Local Taxes


         Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information For The Tax-Free Series


         The Tax-Free Series intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Tax-Free Series' net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

         The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Tax-Free Series and will be applied uniformly to all dividends declared with respect to the Tax-Free Series during that year. This percentage may differ from the actual percentage for any particular day.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Tax-Free Series intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         Any interest on indebtedness you incur or continue to purchase or carry Shares of the Tax-Free Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by you during any taxable year will be included in your gross income if your "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by you during that taxable year exceeds the base amount described in Section 86 of the Code.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.


         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Free Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

         Issuers of bonds purchased by the Tax-Free Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.



                             MANAGEMENT OF THE FUND

Directors and Officers

         The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent.

         The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*RICHARD T. HALE, Chairman and Director (7/17/45)

       Managing Director, Deutsche Asset Management; Director and President, Investment Company Capital Corp. (registered investment advisor). Director or President, Deutsche Asset Management Mutual Funds (registered investment companies). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).


RICHARD R. BURT, Director (2/3/47)

       IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004. Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. Formerly, partner, McKinsey & Company (consulting), 1991-1994; U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, 1985-1989.


JOSEPH R. HARDIMAN, Director (5/27/37)

       8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, Wit Capital Group (registered broker-dealer), The Nevis Fund (registered investment company), and ISI Family of Funds (registered investment companies). Formerly, Director, Circon Corp. (medical instruments), November 1998 - January 1999. President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC), 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now DB Alex. BrownLLC), 1976-1985.


LOUIS E. LEVY, Director (11/16/32)

       26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products), Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998; Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990.


EUGENE J. MCDONALD, Director (7/14/32)

       Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking) and Director, Victory Funds (registered investment companies). Formerly, Director AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies).

REBECCA W. RIMEL, Director (4/10/51)

       The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017. President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation); Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies).


*TRUMAN T. SEMANS, Director (10/27/26)

       Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, Maryland 21202. Vice Chairman, Brown Investment Advisory & Trust Company (formerly, Alex. Brown Capital Advisory & Trust Company); and Director and President of Virginia Hot Springs Inc. (property management). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC); Director Investment Company Capital Corp. (registered investment advisor) and Director, ISI Family of Funds registered investment companies).


ROBERT H. WADSWORTH, Director (1/29/40)

       4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018. President, Investment Company Administration LLC, President, Trustee, Trust for Investment Managers (registered investment company) and President, Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund Inc., The Central European Equity Fund, Inc., and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies); and President, The Wadsworth Group (registered investment advisor).


CARL W. VOGT, Esq., President (4/20/36)

       Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); Interim President of Williams College and Director, Flag Investors Family of Funds (registered investment companies).


CHARLES A. RIZZO, Treasurer (8/5/57)

       Director, Deutsche Asset Management; Formerly Vice President, BT Alex. Brown Incorporated (now DB Alex. Brown LLC), 1998-1999. and Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1993-1998.

AMY M. OLMERT, Secretary (5/14/63)

       Director, Deutsche Asset Management; Formerly Vice President, BT Alex. Brown Incorporated (now DB Alex. Brown LLC), 1997-1999. and Senior Manager, Coopers & Lybrand, L.L.P. (now PricewaterhouseCoopers LLP), 1988-1997.


DANIEL O. HIRSCH, Assistant Secretary (3/27/54)

       Director, Deutsche Asset Management; Formerly Principal, BT Alex. Brown Incorporated, (now DB Alex. Brown LLC), 1998-1999. and Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.



* Messrs. Semans and Hale are directors who are "interested persons," as defined in the 1940 Act.


         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by Investment Company Capital Corp. ("ICCC") or its affiliates. There are currently 23 funds in the Flag Investors Funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Semans serves as Chairman of five funds and as a Director of 18 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds and as Director of 20 funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Hardiman, Levy, McDonald and Wadsworth serve as Directors of each of the funds in the Fund Complex. Mr. Vogt serves as President of 22 funds in the Fund Complex. Mr. Rizzo serves as Treasurer, Ms. Olmert serves as Secretary, and Mr. Hirsch serves as Assistant Secretary, for each of the funds in the Fund Complex.

         With the exception of the Fund's President, officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and directors of the Fund who are officers or directors of Deutsche Asset Management Americas or ICCC may be considered to have received remuneration indirectly. Each director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director") and Mr. Vogt, the Fund's President, receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from the Fund and from all Flag Investors funds for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit and Executive Committees receive an annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in proportion to their relative net assets. For the fiscal year ended March 31, 2000, Independent Directors' fees (including fees paid to the Fund's President) attributable to the assets of the Fund totaled $204,629.

         The following table shows aggregate compensation payable to each of the Fund's directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 2000. Prior to September 27, 1999, the Fund Complex consisted of 12 funds and included four funds in the ISI Fund Family.

COMPENSATION TABLE
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Total Compensation from the Fund
                                 Aggregate Compensation from                                     and the Fund Complex
                                     the Fund Payable to         Pension or Retirement       Payable to Directors for the
Name of Person,                    Directors for the Fiscal     Benefits Accrued as Part          Fiscal Year Ended
Position                          Year Ended March 31, 2000         of Fund Expenses                 March 31, 2000
-------------------------------- ----------------------------- --------------------------- ---------------------------------
Richard T. Hale(1)                            $0                          $0                              $0
Chairman
Truman T. Semans(1)                           $0                          $0                              $0
Director

James J. Cunnane(5)                           $11,524(2)                  (3)                      $19,500 for service
Director                                                                                             on 12 Boards
Joseph R. Hardiman                            $23,955                     (3)                $39,000 for service on 12 Boards
Director
Louis E. Levy                                 $30,097(2)                  (3)                      $49,000 for service
Director                                                                                             on 12 Boards
Eugene J. McDonald                            $30,097(2)                  (3)                      $49,000 for service
Director                                                                                             on 12 Boards
Rebecca W. Rimel                              $23,984(2)                  (3)                      $39,000 for service
Director                                                                                            on 12 Boards(4)
Carl W. Vogt, Esq.(6)                         $23,955(2)                  (3)                      $39,000 for service
Director                                                                                             on 12 Boards
Richard R. Burt(7)                            $12,431(2)                  (3)                $19,500 for service on 8 Boards
Director
Robert H. Wadsworth(7)                        $12,431(2)                  (3)                $19,500 for service on 8 Boards
Director

-------------------------
(1) A director who is, or may be, an "interested person" as defined in the 1940 Act.

(2) Of amounts payable to Ms. Rimel and Messrs. Cunnane, Levy, McDonald, Vogt, Wadsworth and Burt $23,984, $11,524, $4,500, $30,097, $23,955, $12,431 and
     $12,431 was deferred pursuant to a Deferred Compensation Plan.
(3) The Fund Complex has adopted two retirement plans, one for eligible directors and another for the Fund's President, as described below. The actuarially computed pension expense for the year ended March 31, 2000 was approximately ($101,872).
(4) Ms. Rimel received (prior to her appointment or election as Director to all of the funds in the Fund Complex) proportionately higher compensation from each fund for which she served as Director.
(5)  Retired effective October 7, 1999.
(6) Retired as Fund Director effective October 7, 1999. Currently the Fund's President.
(7)  Elected to the Fund's board effective October 7, 1999.

         The Fund Complex has adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's Administrator or its respective affiliates (the "Directors' Retirement Plan") and a Retirement Plan for a former Director serving as the Fund's President (collectively, the "Retirement Plans"). After completion of six years of service, each participant in the Retirement Plans will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plans are unfunded and unvested. The Fund currently has two participants in the Directors' Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex. Mr. McDonald has qualified for, but has not received, benefits.


         Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service. The approximate credited years of service at December 31, 1999 are as follows: for Mr. Levy, 5 years; for Mr. McDonald, 7 years; for Mr. Vogt and Ms. Rimel, 4 years; for Mr. Hardiman, 1 year; and for Messrs. Burt and Wadsworth, 0 years.




Years of Service
Upon Retirement                             Estimated Annual Benefits Payable By Fund Complex
---------------                             -------------------------------------------------
                                           Chairmen of Audit and
                                           Executive Committees                      Other Participants
                                           --------------------                      ------------------
6 years                                           $4,900                                   $3,900

7 years                                           $9,800                                   $7,800

8 years                                           $14,700                                  $11,700

9 years                                           $19,600                                  $15,600

10 years or more                                  $24,500                                  $19,500

         Any Director and the President of the Fund who receive fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Levy, McDonald, Vogt, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors and the Fund's President may select from among various Flag Investors funds and the Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' and the President's deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

                                 Code of Ethics

         The Board of Directors of the Fund and the Fund's advisor and Investment Company Capital Corporation ("ICCC" or the "Advisor"), have adopted Codes of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics permit access persons to invest in securities that may be purchased or held by the Fund for their own accounts, but require compliance with the Codes' preclearance requirements. In addition, the Codes provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

                  These codes of ethics are on public file with, and are available from, the SEC.

         The Company's principal underwriter, ICC Distributors, Inc. is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.


                             THE INVESTMENT ADVISOR

         The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Deutsche Asset Management Americas is an operating unit of Deutsche Bank consisting of ICCC and other asset management affiliates of Deutsche Bank. ICCC was organized in 1987.

         The terms of the Advisory Agreements are the same except to the extent specified below. Pursuant to the terms of the Advisory Agreements, ICCC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliates.

         As compensation for its services for the Fund, ICCC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

         Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

--------------------------------------------------------------------------------

 For the Fiscal Year Ended March 31
--------------------------------------------------------------------------------
                 2000                         1999                   1998
---------------------------------------- ------------------- -------------------

              $17,139,470                   $14,541,722           $12,511,915

---------------------------------------- ------------------- -------------------


         The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors and by a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Fund or ICCC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.

         ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICCC serves as custodian to the Fund. (See "Transfer Agent, Custodian and Accounting Services.")

                                   DISTRIBUTOR


         ICC Distributors, Inc. ("ICC Distributors" or the "Distributor"), serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). ICC Distributors serves as the distributor for other funds in the Flag Investors family of funds.


         The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization;
(iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval


         As compensation for its services, ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Banc Alex Brown Cash Reserve Prime, Treasury and Tax-Free Shares and the Flag Investors Class A Prime Shares. ICC Distributors receives no compensation with respect to its services as distributor for the Deutsche Banc Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Institutional Shares and none of ICC Distributors' compensation as distributor of the Fund's shares is allocated to the Institutional Shares. ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Flag Investors Cash Reserve Prime Class B and Class C Shares. In addition, ICC Distributors receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Flag Investors Cash Reserve Prime Class B and Class C Shares' average daily net assets and 0.05% of the Deutsche Banc Alex. Brown Cash Reserve Shares' (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.

         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received fees in the following amounts:

--------------------------------------------------------------------------------------------------------------------
For the Fiscal Year Ended March 31
--------------------------------------------------------------------------------------------------------------------
               Fee                              2000                        1999                       1998
------------------------------------ --------------------------- -------------------------- ------------------------

Prime Series 12b-1 Fees                     $10,902,457                 $9,527,563(2)               $8,299,915(4)
------------------------------------ --------------------------- -------------------------- ------------------------
Treasury Series 12b-1 Fee                   $ 1,798,100                 $1,964,145(2)               $1,700,377(5)
------------------------------------ --------------------------- -------------------------- ------------------------
Tax-Free Series 12b-1 Fee                   $ 2,877,907                 $2,232,564(2)               $1,784,579(6)
------------------------------------ --------------------------- -------------------------- ------------------------
Flag Investors Cash Reserve Class
B Shareholder Servicing Fee                 $    35,959                 $    4,613(2)               $      750(7)
------------------------------------ --------------------------- -------------------------- ------------------------
Flag Investors Cash Reserve Class
C Shareholder Servicing Fee(1)                   N/A                         N/A                         N/A
------------------------------------ --------------------------- -------------------------- ------------------------
Prime Shares Shareholder Service
Fee                                          $2,106,168                 $  442,438(2,3)                  N/A
------------------------------------ --------------------------- -------------------------- ------------------------
Treasury Shares Shareholder
Service Fee                                  $  359,515                 $   99,136(2,3)                  N/A
------------------------------------ --------------------------- -------------------------- ------------------------
Tax-Free Shares Shareholder
Service Fee                                  $  575,581                 $  127,363(2,3)                  N/A

------------------------------------ --------------------------- -------------------------- ------------------------

(1) Flag Investors Cash Reserve Class C Shares began operations on January 3, 2000.
(2)  Received by ICC Distributors.
(3)  For the period from January 12, 1999 through March 31, 1999.
(4) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $3,204,626 (net of waivers of $54,321 for the Quality Cash Reserve Prime Shares Class) and ICC Distributors, the Fund's distributor effective August 31, 1997, received $5,095,289 (net of waivers of $81,870 for the Quality Cash Reserve Prime Shares Class).
(5) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $655,375 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $1,045,002.
(6) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $315 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $435.
(7)  Received by Alex. Brown.


         Pursuant to the Distribution Agreement, ICC Distributors may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by ICC Distributors to certain registered securities dealers are paid by ICC Distributors out of fees received by ICC Distributors from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, ICC Distributors may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. ICC Distributors may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").


          ICC Distributors may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and ICC Distributors. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by ICC Distributors. ICC Distributors will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon ICC Distributors' analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by ICC Distributors for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by ICC Distributors and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

         Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted seven separate distribution plans: one for the Flag Investors Cash Reserve Prime Class A Shares; one for the Flag Investors Cash Reserve Prime Class B Shares; one for the Flag Investors Cash Reserve Prime Class C Shares; one for the Deutsche Banc Alex. Brown Cash Reserve Prime Shares; one for the Deutsche Banc Alex. Brown Cash Reserve Treasury Shares; one for the Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares; and one for the Quality Cash Reserve Prime Shares (the "Plans"). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

         The Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by ICC Distributors, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

         Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by ICC Distributors to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, ICC Distributors will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

         In addition, the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. This plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. These plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the vote of the Fund's Board of Directors.

Expenses

         ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required, for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Tax-Free, Prime or Treasury Series, as appropriate. ICC Distributors bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by ICC Distributors or furnished by ICC Distributors to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

         The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of ICC Distributors and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by ICC Distributors); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by ICC Distributors, or ICCC.

         Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.


                             PORTFOLIO TRANSACTIONS

         The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 2000, March 31, 1999 and March 31, 1998, the Fund incurred no brokerage commissions.

         The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

         The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 2000, March 31, 1999, and March 31, 1998, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 2000, the Fund did not hold any securities of its regular broker-dealers.


         The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Portfolio securities will not be purchased from or sold to or through any "affiliated person" of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with ICC Distributors.

         Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

         (1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

         (2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objectives;
              (ii) consistent with the interests of the Fund's shareholders; and
              (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

         (3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

         (4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.



                         SEMI-ANNUAL AND ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.



                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, are the independent accountants to the Fund.

                                  LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel to the Fund.


                TRANSFER AGENT, CUSTODIAN AND ACCOUNTING SERVICES



         Bankers Trust Company ("Bankers Trust") serves as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended March 31, 2000, Bankers Trust was paid $627,400 as compensation for providing custody services to the Fund. ICCC, the Fund's investment advisor, provides accounting services for each Series. In addition, ICCC serves as the Fund's transfer and dividend disbursing agent. ICCC receives such compensation from the Fund (or, with respect to accounting fees, from the Tax-Free, Prime or Treasury Series, as appropriate) for services in such capacities as are agreed to from time to time by ICCC and the Fund.


         As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

                  Average Daily Net Assets                    Incremental Annual Accounting Fee Per Series
                  ------------------------                    --------------------------------------------
         $          0   -   $   10,000,000                                    $13,000(fixed fee)
         $ 10,000,000   -   $   20,000,000                                    0.100%
         $ 20,000,000   -   $   30,000,000                                    0.080%
         $ 30,000,000   -   $   40,000,000                                    0.060%
         $ 40,000,000   -   $   50,000,000                                    0.050%
         $ 50,000,000   -   $   60,000,000                                    0.040%
         $ 60,000,000   -   $   70,000,000                                    0.030%
         $ 70,000,000   -   $  100,000,000                                    0.020%
         $100,000,000   -   $  500,000,000                                    0.015%
         $500,000,000   -   $1,000,000,000                                    0.005%
         over $1,000,000,000                                                  0.001%


         In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of accounting services for such Series: express delivery, independent pricing and storage.


         For the fiscal year ended March 31, 2000, ICCC received fees of $176,115 for providing accounting services to the Prime Series, $131,657 for providing accounting services to the Treasury Series and $142,872 for providing accounting services to the Tax-Free Series.

         As compensation for providing transfer agency services, the Fund pays ICCC up to $30.60 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2000, such fees totaled $2,607,854 for the Prime Series, $468,302 for the Treasury Series and $236,460 for the Tax-Free Series, respectively.

                         PRINCIPAL HOLDERS OF SECURITIES

         To Fund management's knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of July 5, 2000.*


-------------------------------------------------------------------------------------------------------------------------
                                                         Owned of      Beneficially
Name and Address                                           Record          Owned      Percentage of Ownership
----------------                                           ------          -----      -----------------------
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             15.54% of Prime Institutional
A/C 00022271027                                                                       Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             27.44% of Prime Institutional
A/C 00022271032                                                                       Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             16.88% of Prime Institutional
A/C 0025010788                                                                        Shares
PO Box 1346
Baltimore, MD 21203-1346

------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             6.63% of Treasury Institutional
A/C 0020170231                                                                        Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             5.89% of Treasury Institutional
A/C 0020170011                                                                        Shares
PO Box 1346
Baltimore, MD 21203-1346

------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             13.97% of Treasury Institutional
A/C 0020170186                                                                        Shares
PO Box 1346
Baltimore, MD 21203-1346

------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             21.51% of Treasury Institutional
A/C 0025010788                                                                        Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             6.49% of Tax-Free Institutional
A/C 0022210774                                                                        Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             35.73% of Tax-Free Institutional
A/C 0024771041PO Box 1346                                                             Shares

Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             27.56% of Tax-Free Institutional
A/C 25010788                                                                          Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             11.02% of Prime Cash Reserve
A/C 00024737656                                                                       Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

------------------------------------------------------ --------------- -------------- -----------------------------------

Alex. Brown & Sons, Inc.                                o                             6.84% of Prime Quality Cash
A/C 0081930226                                                                        Reserve Shares

PO Box 1346
Baltimore, MD 21203-1346
------------------------------------------------------ --------------- -------------- -----------------------------------

CIBC World Markets Corp                                 o                             5.19% of Flag Investors Prime
FBO 033-30213-19                                                                      Class A Shares
Church Street Station
PO Box 3484
New York, NY  10008-3484

------------------------------------------------------ --------------- -------------- -----------------------------------

CIBC World Markets Corp                                 o                             6.64% of Flag Investors Prime
FBO 033-34657-14                                                                      Class A Shares
Church Street Station

PO Box 3484
New York, NY  10008-3484
------------------------------------------------------ --------------- -------------- -----------------------------------

Wexford Clearing Services Corp                          o                o            11.50% of Flag Investors Prime
FBO ELIREB, Inc. Account #1307048-3                                                   Class A Shares
Attn:  John Kingsburty
440 S Lasalle Street STE 700
Chicago IL  60605-5009

------------------------------------------------------ --------------- -------------- -----------------------------------

Frank Powell Sr TR                                                                    5.06 of Flag Investors Prime
U/A 01/01/87                                                                          Class B Shares
FTP Inc Retirement Accont
FBP Frank Powell Sr.
PO Box 469
Oil Ridge NJ  08857-0469

------------------------------------------------------ --------------- -------------- -----------------------------------

DB Alex. Brown LLC                                      o                             8.50% of Flag Investors Prime
FBO 246-11934-15                                                                      Class C Shares
PO Box 1346
Baltimore, MD 21203-1346

------------------------------------------------------ --------------- -------------- -----------------------------------

George N. Vekios                                        o                o            19.06% of Flag Investors Prime
Account # 1301052-4                                                                   Class C Shares
2312 Hershey Avenue
E Petersburg PA 17520-1535

------------------------------------------------------ --------------- -------------- -----------------------------------

INV Fiduciary Trust Co Custody                          o                o            9.14% of Flag Investors Prime
IRA A/C Robert H. Peters                                                              Class C Shares
Account # 1301214-0
9634 E Topaz Drive
Scottsdale AZ  85258-4740

------------------------------------------------------ --------------- -------------- -----------------------------------

Salomon Smith Barney Inc.                               o                             9.84% of Flag Investors Prime
00117009399                                                                           Class C Shares
333 West 34th ST - 3rd Floor
New York, New York 10001

------------------------------------------------------ --------------- -------------- -----------------------------------

Salomon Smith Barney Inc.                               o                             8.68% of Flag Investors Prime
00185464492                                                                           Class C Shares
333 West 34th ST - 3rd Floor
New York, New York 10001

------------------------------------------------------ --------------- -------------- -----------------------------------

Mesirow Financial Inc.                                  o                o            6.74% of Flag Investors Prime
A/C 8847-8240                                                                         Class C Shares
Edwin I Josephson IRA
350 N. Clark Street
Chicago, IL  60610-4712

------------------------------------------------------ --------------- -------------- -----------------------------------

------------------------------------------------------ --------------- -------------- -----------------------------------
First Clearing Corporation                              o                o            12.24% of Flag Investors Prime
A/C 1503-1666                                                                         Class C Shares
Terrie Bergman
208 Desert View Street
Las Vegas NV  89107-2355

------------------------------------------------------ --------------- -------------- -----------------------------------

Salomon Smith Barney Inc.                               o                             21.35% of Flag Investors Prime
00163083119                                                                           Class C Shares
333 West 34th ST - 3rd Floor
New York, New York 10001

------------------------------------------------------ --------------- -------------- -----------------------------------



         As of July 5, 2000 the directors and officers of the Fund owned an aggregate of less than 1% of the Fund's shares or any class thereof.


* To Fund management's knowledge, DB Alex. Brown, LLC owned less than 1% of any Series of the Fund, as of July 5, 2000



                                  CURRENT YIELD

         Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 2000.

                                                                                 Taxable-Equivalent
Series or class                              Current Yield    Effective Yield    Yield***
---------------                              -------------    ---------------    ------------------

Cash Reserve Prime Series                         5.27%             5.51%             N/A
Institutional Prime Shares                        5.69%             5.85%             N/A
Quality Cash Reserve Prime Shares                 5.01%             5.13%             N/A
Flag Investors Cash Reserve Prime A Shares        5.32%             5.46%             N/A
Flag Investors Cash Reserve Prime B Shares        4.50%             4.60%             N/A
Flag Investors Cash Reserve Prime C Shares        5.69%             5.86%             N/A
Cash Reserve Treasury Shares                      5.43%             5.58%             N/A
Institutional Treasury Shares                     5.78%             5.95%             N/A
Cash Reserve Tax-Free Shares                      3.12%             3.17%             5.25%
Institutional Tax-Free Shares                     3.44%             3.50%             5.79%

-----------------------

** Assumes a tax rate of 39.6%.


         The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

         The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

         In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series.

         Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for any Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and
(c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.


                              FINANCIAL STATEMENTS


         The financial statements for the Fund for the fiscal year ended March 31, 2000 are incorporated herein by reference to the Fund's Annual Report dated March 31, 2000.

                                   APPENDIX A

Description of Securities Ratings


Corporate Bond Ratings

Description of S&P's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

o AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's Corporate Bond Ratings:

o Aaa - Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.

o AA - Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Municipal Bond Ratings

Description of S&P's Municipal Bond Ratings:

o AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

o AA - An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

o Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

Municipal Note Ratings

Description of S&P's Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

o SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

o SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody's Municipal Note Ratings:

o MIG-1/VMIG-1 - The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

o MIG-2/VMIG-2 - High quality, with ample margins of protection, although not as large as the preceding group.

Short-Term Ratings

Description of S&P Short-Term Ratings:

o A-1 - The highest ratings category by Standard & Poor's. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

o A-2 - Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions thatn obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody's Short-Term Ratings:

o Prime-1 - Have a superior ability for repayment of senior short-term debt obligations.

o Prime-2 - Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch's Short-Term Ratings:

o F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.

o F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

Description of Thomson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson Bank Watch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.